Notes to the interim condensed consolidated statement of financial position - Shareholders' equity - Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise) (Details)		6 Months Ended
	Mar. 25, 2024 shares	Jun. 30, 2024 shares € / shares
Notes to the interim condensed consolidated statement of financial position
Issued | shares	300,000
Outstanding, Ending balance | shares		0
BSPCE and BSA Share Warrants
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance		776,333
Outstanding, Ending balance		776,333
Number of exercisable shares		746,333
BSPCE plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance		430,000
Outstanding, Ending balance		430,000
Number of exercisable shares		430,000
BSPCE 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 11.74
Outstanding, Beginning balance		430,000
Outstanding, Ending balance		430,000
Number of exercisable shares		430,000
BSA plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance		346,333
Outstanding, Ending balance		346,333
Number of exercisable shares		316,333
Number of share warrants outstanding | shares		430,000
BSA - 2017 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 6.68
Outstanding, Beginning balance		130,000
Outstanding, Ending balance		130,000
Number of exercisable shares		130,000
BSA - 2018 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 6.07
Outstanding, Beginning balance		116,000
Outstanding, Ending balance		116,000
Number of exercisable shares		116,000
BSA 2019
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 2.20
Outstanding, Beginning balance		10,000
Outstanding, Ending balance		10,000
Number of exercisable shares		10,000
BSA 2019 bis
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 3.68
Outstanding, Beginning balance		10,000
Outstanding, Ending balance		10,000
Number of exercisable shares		10,000
BSA 2019 ter
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 3.68
Outstanding, Beginning balance		36,000
Outstanding, Ending balance		36,000
Number of exercisable shares		36,000
BSA 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 11.74
Outstanding, Beginning balance		14,333
Outstanding, Ending balance		14,333
Number of exercisable shares		14,333
BSA 2023 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 2.51
Outstanding, Beginning balance		10,000
Outstanding, Ending balance		10,000
BSA- 2 2023 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros)		€ 3.91
Outstanding, Beginning balance		20,000
Outstanding, Ending balance		20,000